FIXED ASSETS	12 Months Ended
Dec. 31, 2011
FIXED ASSETS
7.	FIXED ASSETS

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Computer equipment	1,956,642	3,450,160	548,175
Office building	391,895	393,865	62,579
Office building related facility, machinery and equipment	137,542	137,209	21,800
Internal-use software development costs	37,022	88,065	13,992
Vehicles	6,829	6,943	1,103
Office equipment	82,431	177,509	28,203
Leasehold improvements	74,793	178,932	28,430

	2,687,154	4,432,683	704,282
Accumulated depreciation	(1,079,539)	(1,691,424)	(268,740)
Construction in progress	14,797	2,982	474

	1,622,412	2,744,241	436,016

In 2011, the Company obtained computer servers by entering into capital leases. The gross amount and the accumulated depreciation of these servers are RMB47.89 million (US$7.61 million) and RMB1.33 million (US$0.21 million), respectively, as of December 31, 2011. Future minimum lease payments, including residual value guarantees of RMB3.71 million and interest of RMB5.27 million, are RMB49.03 million that are payable in the amount of RMB16.48 million, RMB16.48 million, RMB12.36 million, RMB3.71 million and nil in 2012, 2013, 2014, 2015 and 2016, respectively.

Depreciation expense was RMB285.20 million, RMB380.89 million and RMB747.74 million (US$118.81 million) for the years ended December 31, 2009, 2010 and 2011, respectively.